DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 2.5%
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A
83,920 176,129
China Film Group Co. Ltd., Class
A
17,600 33,009
China South Publishing & Media
Group Co. Ltd., Class A
15,700 23,440
G-bits Network Technology
Xiamen Co. Ltd., Class A
1,100 62,791
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
14,300 18,369
Kingnet Network Co. Ltd., Class
A
40,000 102,230
Leo Group Co. Ltd., Class A
157,000 111,004
Oriental Pearl Group Co. Ltd.,
Class A
48,100 61,000
People.cn Co. Ltd., Class A
13,200 33,776
Perfect World Co. Ltd., Class A
32,700 53,249
Ruyi Film Entertainment Co.
Ltd., Class A *
40,000 51,085
Shandong Publishing & Media
Co. Ltd., Class A
15,400 15,908
Talkweb Information System Co.
Ltd., Class A *
29,700 113,173
(Cost $780,428)
855,163
Consumer Discretionary
— 5.9%
AIMA Technology Group Co.
Ltd., Class A
6,008 19,388
Anhui Zhongding Sealing Parts
Co. Ltd., Class A
19,000 60,438
BAIC Foton Motor Co. Ltd., Class
A *
106,800 46,102
Beijing Roborock Technology Co.
Ltd., Class A
4,926 93,472
Bethel Automotive Safety
Systems Co. Ltd., Class A
14,758 61,662
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
3,400 39,672
Chongqing Zongshen Power
Machinery Co. Ltd., Class A
17,000 38,690
DBG Technology Co. Ltd., Class
A
9,400 29,369
Easyhome New Retail Group Co.
Ltd., Class A *
58,300 19,785
Ecovacs Robotics Co. Ltd., Class
A
5,200 40,768
Fulin Precision Co. Ltd., Class A
24,300 53,532
Hangzhou GreatStar Industrial
Co. Ltd.
16,653 74,885
Hangzhou Robam Appliances
Co. Ltd., Class A
10,100 23,903
Hisense Home Appliances Group
Co. Ltd., Class A
11,200 43,728
Number
of Shares Value $
Hisense Visual Technology Co.
Ltd., Class A
18,000 75,020
HLA Group Corp. Ltd., Class A
50,600 44,814
Jason Furniture Hangzhou Co.
Ltd., Class A
11,700 41,118
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
11,760 69,301
Jianshe Industry Group Yunnan
Co. Ltd., Class A
7,500 21,300
Keboda Technology Co. Ltd.,
Class A
2,500 14,583
Loncin Motor Co. Ltd., Class A
28,900 63,838
Ninebot Ltd.
13,318 83,597
Ningbo Joyson Electronic Corp.,
Class A
23,820 67,934
Oppein Home Group, Inc., Class
A
4,254 20,269
Qingdao Sentury Tire Co. Ltd.,
Class A
14,800 31,128
Shandong Linglong Tyre Co.
Ltd., Class A
16,391 27,252
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
10,600 30,231
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A *
39,400 26,626
Shenzhen Kedali Industry Co.
Ltd., Class A
4,600 121,111
Shenzhen MTC Co. Ltd., Class A
54,000 68,724
Shuanglin Co. Ltd., Class A
8,100 26,043
Songcheng Performance
Development Co. Ltd., Class A
34,000 29,910
Tianneng Battery Group Co.
Ltd., Class A
4,009 12,865
Wanxiang Qianchao Co. Ltd.,
Class A
31,800 53,156
Wuchan Zhongda Group Co.
Ltd., Class A
69,800 51,532
Zhejiang Cfmoto Power Co. Ltd.,
Class A
2,500 110,789
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
16,100 85,099
Zhejiang Supor Co. Ltd., Class A
3,483 20,836
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
35,100 54,493
Zhejiang Yinlun Machinery Co.
Ltd., Class A
19,700 122,777
Zhongce Rubber Group Co. Ltd.,
Class A
2,000 15,165
(Cost $1,929,224)
2,034,905
Consumer Staples — 2.5%
Angel Yeast Co. Ltd., Class A
14,300 88,250
Anhui Kouzi Distillery Co. Ltd.,
Class A
9,800 27,540
Anjoy Foods Group Co. Ltd.,
Class A
4,600 51,291
Beijing Yanjing Brewery Co. Ltd.,
Class A
32,300 54,809

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Bloomage Biotechnology Corp.
Ltd., Class A
5,817 30,799
By-health Co. Ltd., Class A
21,100 30,779
Chongqing Brewery Co. Ltd.,
Class A
5,600 33,317
COFCO Sugar Holding Co. Ltd.,
Class A
25,100 56,192
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
9,512 26,122
Fujian Sunner Development Co.
Ltd., Class A
14,700 36,278
Fujian Wanchen Food Group Co.
Ltd., Class A
2,300 61,288
Gambol Pet Group Co. Ltd.,
Class A
2,300 13,102
Guangzhou Zhujiang Brewery
Co. Ltd,, Class A
9,900 12,894
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
11,900 75,883
Heilongjiang Agriculture Co.
Ltd., Class A
17,900 34,371
Jiangxi Zhengbang Technology
Co. Ltd., Class A *
175,500 78,892
Proya Cosmetics Co. Ltd., Class
A
5,300 47,594
Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A
12,800 33,742
Yifeng Pharmacy Chain Co. Ltd.,
Class A
14,076 47,939
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
5,200 24,939
(Cost $881,784)
866,021
Energy — 1.8%
China Oilfield Services Ltd.,
Class A
13,000 24,943
China Petroleum Engineering
Corp., Class A
45,700 23,264
CNOOC Energy Technology &
Services Ltd., Class A
46,300 27,360
Guanghui Energy Co. Ltd., Class
A
106,500 107,163
Guangzhou Development Group,
Inc., Class A
25,700 22,876
Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
19,500 53,059
Jizhong Energy Resources Co.
Ltd., Class A
27,720 22,281
Offshore Oil Engineering Co.
Ltd., Class A
51,600 47,313
Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
35,900 53,757
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
43,005 60,108
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
67,200 74,220
Number
of Shares Value $
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
28,300 75,613
Sinopec Oilfield Service Corp.,
Class A *
108,600 37,018
(Cost $529,120)
628,975
Financials — 6.3%
Bank of Changsha Co. Ltd.,
Class A
55,600 80,195
Bank of Guiyang Co. Ltd., Class
A
69,300 56,838
Bank of Suzhou Co. Ltd., Class A
104,610 138,427
BOC International China Co.
Ltd., Class A
40,500 72,401
Caida Securities Co. Ltd., Class
A
28,400 28,492
Caitong Securities Co. Ltd.,
Class A
74,925 99,146
Changjiang Securities Co. Ltd.,
Class A
80,898 111,385
China Great Wall Securities Co.
Ltd., Class A
38,400 46,469
Chinalin Securities Co. Ltd.,
Class A
7,200 15,626
COFCO Capital Holdings Co.
Ltd., Class A
20,400 29,879
Dongxing Securities Co. Ltd.,
Class A
48,000 100,527
First Capital Securities Co. Ltd.,
Class A
102,600 101,100
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
37,055 42,250
Guosheng Securities, Inc., Class
A *
13,787 24,688
Guoyuan Securities Co. Ltd.,
Class A
58,300 66,907
Hongta Securities Co. Ltd.,
Class A
34,000 35,072
Huaan Securities Co. Ltd., Class
A
71,615 88,690
Huaxi Securities Co. Ltd., Class
A
37,400 47,931
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
84,864 78,191
Jiangsu Financial Leasing Co.
Ltd., Class A
48,820 47,525
J-Yuan Trust Co. Ltd., Class A *
98,400 36,470
Minmetals Capital Co. Ltd.,
Class A
54,700 40,955
Nanjing Securities Co. Ltd.,
Class A
46,300 46,863
Pacific Securities Co. Ltd., Class
A *
165,000 87,925
Qilu Bank Co. Ltd., Class A
100,700 105,374
Sealand Securities Co. Ltd.,
Class A
109,070 62,342

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Shanxi Securities Co. Ltd., Class
A
50,740 41,086
Sinolink Securities Co. Ltd.,
Class A
58,700 76,016
SooChow Securities Co. Ltd.,
Class A
89,465 113,193
Southwest Securities Co. Ltd.,
Class A
88,600 54,467
Tianfeng Securities Co. Ltd.,
Class A *
164,000 93,984
Western Securities Co. Ltd.,
Class A
59,200 61,155
Xiangcai Co. Ltd., Class A *
27,600 39,111
Yongan Futures Co. Ltd., Class A
8,500 16,321
(Cost $2,065,193)
2,187,001
Health Care — 7.7%
Andon Health Co. Ltd., Class A
7,400 77,490
Apeloa Pharmaceutical Co. Ltd.,
Class A
13,900 44,856
APT Medical, Inc., Class A
1,934 70,575
Asymchem Laboratories Tianjin
Co. Ltd., Class A
4,600 110,649
Autobio Diagnostics Co. Ltd.,
Class A
3,580 17,542
Beijing Tiantan Biological
Products Corp. Ltd., Class A
22,820 41,576
BeOne Medicines Ltd., Class A *
2,684 107,812
Betta Pharmaceuticals Co. Ltd.,
Class A
5,800 43,580
BGI Genomics Co. Ltd., Class A *
7,400 42,826
BrightGene Bio-Medical
Technology Co. Ltd., Class A
6,939 37,431
Changchun High-Tech Industry
Group Co. Ltd., Class A
7,700 83,898
Chengdu Kanghong
Pharmaceutical Group Co.
Ltd., Class A
8,800 26,564
China National Medicines Corp.
Ltd., Class A
7,633 30,324
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
7,949 19,026
Dizal Jiangsu Pharmaceutical
Co. Ltd., Class A *
4,504 39,072
Dong-E-E-Jiao Co. Ltd., Class A
10,600 75,088
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
8,694 89,202
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
15,500 47,112
Hualan Biological Engineering,
Inc., Class A
25,400 49,453
Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A
7,900 30,432
Intco Medical Technology Co.
Ltd., Class A
10,820 89,015
iRay Group, Class A
4,893 71,827
Number
of Shares Value $
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
12,900 42,301
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
13,985 54,081
Jilin Aodong Pharmaceutical
Group Co. Ltd., Class A
23,300 64,231
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
24,856 34,075
Jointown Pharmaceutical Group
Co. Ltd., Class A
56,448 40,667
Lepu Medical Technology Beijing
Co. Ltd., Class A
31,000 55,003
Livzon Pharmaceutical Group,
Inc., Class A
7,762 30,513
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
72,600 50,358
MGI Tech Co. Ltd., Class A *
5,869 54,705
Pharmaron Beijing Co. Ltd.,
Class A
24,500 157,907
Remegen Co. Ltd., Class A *
4,199 76,115
Shandong Buchang
Pharmaceuticals Co. Ltd.,
Class A
10,700 23,763
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A
6,264 103,841
Shanghai Junshi Biosciences Co.
Ltd., Class A *
12,617 61,937
Shanghai RAAS Blood Products
Co. Ltd., Class A
105,500 76,477
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
18,900 44,815
Sinocelltech Group Ltd., Class
A *
3,107 16,220
Sunshine Guojian
Pharmaceutical Shanghai Co.
Ltd., Class A
4,210 26,696
Suzhou Zelgen
Biopharmaceutical Co. Ltd.,
Class A *
4,327 75,736
Tasly Pharmaceutical Group Co.
Ltd., Class A
17,800 38,895
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
7,162 38,421
Topchoice Medical Corp., Class
A *
7,103 36,476
Walvax Biotechnology Co. Ltd.,
Class A
37,800 76,464
Winner Medical Co. Ltd., Class A
5,640 24,724
Xiamen Amoytop Biotech Co.
Ltd., Class A
3,959 33,413
Yili Chuanning Biotechnology
Co. Ltd., Class A
16,200 20,834
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
24,920 59,757
(Cost $2,331,324)
2,663,775

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Industrials — 16.0%
AECC Aero-Engine Control Co.
Ltd., Class A
21,000 59,235
Anhui Yingliu Electromechanical
Co. Ltd., Class A
11,400 75,138
AVIC Chengdu UAS Co. Ltd.,
Class A
9,218 53,512
AVICOPTER PLC, Class A
14,200 58,168
Baimtec Material Co. Ltd., Class
A
5,184 38,535
Beibuwan Port Co. Ltd., Class A
23,400 39,115
Beijing Easpring Material
Technology Co. Ltd., Class A
10,300 61,801
Beijing HyperStrong Technology
Co. Ltd., Class A
2,580 71,123
Beijing New Building Materials
PLC, Class A
24,200 60,732
Bohai Leasing Co. Ltd., Class A *
85,900 56,771
CECEP Environmental Protection
Co. Ltd., Class A
24,800 20,266
Centre Testing International
Group Co. Ltd., Class A
40,700 91,357
Chengdu Jiachi Electronic
Technology Co. Ltd., Class A
4,222 25,842
Chengdu Xingrong Environment
Co. Ltd., Class A
34,200 37,417
China Baoan Group Co. Ltd.,
Class A
45,680 48,072
China First Heavy Industries Co.
Ltd., Class A *
88,800 40,447
China International Marine
Containers Group Co. Ltd.,
Class A
44,480 60,051
China Railway Construction
Heavy Industry Corp. Ltd.,
Class A
45,165 27,160
China Southern Power Grid
Energy Efficiency&Clean
Energy Co. Ltd., Class A
30,200 25,398
China Southern Power Grid
Technology Co. Ltd., Class A
4,474 27,584
China XD Electric Co. Ltd., Class
A
60,000 113,066
CITIC Heavy Industries Co. Ltd.,
Class A
47,600 33,796
CNGR Advanced Material Co.
Ltd., Class A
10,900 64,866
COSCO SHIPPING Development
Co. Ltd., Class A
96,000 34,723
Dajin Heavy Industry Co. Ltd.,
Class A
9,100 47,747
Delijia Transmission Technology
Jiangsu Co. Ltd., Class A
1,000 6,432
Eastern Air Logistics Co. Ltd.,
Class A
16,400 46,479
Fangda Carbon New Material
Co. Ltd., Class A
68,700 53,993
FAW Jiefang Group Co. Ltd.,
Class A
38,400 34,924
Number
of Shares Value $
GEM Co. Ltd., Class A
121,200 117,805
Ginlong Technologies Co. Ltd.,
Class A
5,600 51,522
Guangdong Dtech Technology
Co. Ltd., Class A
1,900 118,742
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
13,100 25,798
Guangxi Liugong Machinery Co.
Ltd., Class A
38,900 45,338
Guangzhou Baiyun International
Airport Co. Ltd., Class A
25,300 28,960
Guangzhou Port Co. Ltd., Class
A
41,600 19,133
Hainan Jinpan Smart Technology
Co. Ltd., Class A
6,613 65,587
Hangcha Group Co. Ltd., Class A
13,300 51,512
Han's Laser Technology Industry
Group Co. Ltd., Class A
19,701 282,633
Henan Pinggao Electric Co. Ltd.,
Class A
20,500 60,632
Higold Group Co. Ltd., Class A
1,100 6,757
Hongfa Technology Co. Ltd.,
Class A
29,416 151,717
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
11,900 109,821
Infore Environment Technology
Group Co. Ltd., Class A
31,600 40,405
Jiangsu Expressway Co. Ltd.,
Class A
10,300 19,103
JL Mag Rare-Earth Co. Ltd.,
Class A
16,040 64,415
Juneyao Airlines Co. Ltd., Class
A
26,040 39,187
Keda Industrial Group Co. Ltd.,
Class A
27,800 58,139
Kehua Data Co. Ltd., Class A
12,105 55,532
Leader Harmonious Drive
Systems Co. Ltd., Class A
3,074 137,493
Liaoning Port Co. Ltd., Class A
197,220 42,566
MarcoPolo Holdings Co. Ltd.,
Class A
3,000 7,359
Ming Yang Smart Energy Group
Ltd., Class A
42,900 67,879
Neway Valve Suzhou Co. Ltd.,
Class A
7,500 56,868
Ningbo Orient Wires & Cables
Co. Ltd., Class A
11,780 59,319
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
16,500 34,851
Ningbo Zhenyu Technology Co.
Ltd., Class A
3,500 48,299
North Industries Group Red
Arrow Co. Ltd., Class A
20,047 42,969
Qingdao Port International Co.
Ltd., Class A
16,200 22,064

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Qingdao TGOOD Electric Co.
Ltd., Class A
17,981 93,248
RoboTechnik Intelligent
Technology Co. Ltd., Class A *
2,800 237,459
Sany Renewable Energy Co.
Ltd., Class A
11,526 22,921
Shandong Hi-speed Co. Ltd.,
Class A
15,600 23,917
Shanghai Construction Group
Co. Ltd., Class A
127,200 42,979
Shanghai M&G Stationery, Inc.,
Class A
9,300 32,143
Shanghai Moons' Electric Co.
Ltd., Class A
5,100 38,784
Shanghai Tunnel Engineering
Co. Ltd., Class A
47,100 38,629
Shanghai Zhonggu Logistics Co.
Ltd., Class A
25,100 47,860
Shanxi Coal International Energy
Group Co. Ltd., Class A
23,800 50,518
Shenzhen Han's CNC
Technology Co. Ltd., Class A
2,000 83,356
Shenzhen Megmeet Electrical
Co. Ltd., Class A
9,500 184,677
Shenzhen SED Industry Co. Ltd.,
Class A
15,100 33,242
Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
29,600 75,430
Shenzhen Yan Tian Port Holding
Co. Ltd., Class A
51,800 35,005
Shenzhen Zhaowei Machinery &
Electronic Co. Ltd., Class A
2,200 24,593
Siasun Robot & Automation Co.
Ltd., Class A *
31,000 66,907
Sichuan Huafeng Technology
Co. Ltd., Class A *
4,376 88,775
Sinoma International
Engineering Co., Class A
32,050 36,639
Sinomach Heavy Equipment
Group Co. Ltd., Class A *
68,900 32,716
Sinotrans Ltd., Class A
40,400 41,013
Sinotruk Jinan Truck Co. Ltd.,
Class A
14,400 45,912
SPIC Hydropower Co. Ltd.,
Class A
11,500 21,089
State Grid Yingda Co. Ltd.,
Class A
40,700 31,018
Sunwoda Electronic Co. Ltd.,
Class A
34,700 89,976
Suzhou Kematek, Inc., Class A
4,300 63,909
TangShan Port Group Co. Ltd.,
Class A
73,074 49,599
Tian Di Science & Technology
Co. Ltd., Class A
44,900 32,414
Xiamen C & D, Inc., Class A
39,700 48,693
XTC New Energy Materials
Xiamen Co. Ltd., Class A
4,771 32,468
Xuji Electric Co. Ltd., Class A
16,800 53,964
Number
of Shares Value $
YUNDA Holding Group Co. Ltd.,
Class A
34,700 35,019
ZCZL Industrial Technology
Group Co. Ltd.
26,400 55,918
Zhefu Holding Group Co. Ltd.,
Class A
76,000 55,318
Zhejiang Changsheng Sliding
Bearings Co. Ltd., Class A
3,700 31,073
Zhejiang Dingli Machinery Co.
Ltd., Class A
6,200 53,139
Zhejiang Rongtai Electric
Material Co. Ltd., Class A
6,700 51,181
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
20,265 43,618
Zhuhai CosMX Battery Co. Ltd.,
Class A
18,953 44,772
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
6,404 44,878
(Cost $4,791,431)
5,560,924
Information Technology
— 34.9%
Accelink Technologies Co. Ltd.,
Class A *
11,622 311,214
Advanced Fiber Resources
Zhuhai Ltd., Class A
3,500 166,190
All Winner Technology Co. Ltd.,
Class A
16,520 83,384
Amlogic Shanghai Co. Ltd.,
Class A
10,063 146,027
Anhui XDLK Microsystem Corp.
Ltd., Class A
4,923 32,081
Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A
4,316 153,542
ASR Microelectronics Co. Ltd.,
Class A *
5,813 89,104
Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
3,331 196,383
Beijing Shiji Information
Technology Co. Ltd., Class A
22,209 26,115
Beijing Sinnet Technology Co.
Ltd., Class A
34,400 63,442
Beijing Ultrapower Software Co.
Ltd., Class A
46,900 57,314
Beijing Yandong Microelectronic
Co. Ltd., Class A *
13,487 99,413
Bestechnic Shanghai Co. Ltd.,
Class A
3,864 60,915
Chengdu Sino Microelectronics
Technology Co. Ltd., Class A
4,590 17,579
China National Software &
Service Co. Ltd., Class A *
13,238 66,759
China Zhenhua Group Science &
Technology Co. Ltd., Class A
9,200 56,666
CICT Mobile Communication
Technology Co. Ltd., Class A *
32,394 66,493
Delton Technology Guangzhou,
Inc., Class A
4,200 101,733

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
DHC Software Co. Ltd., Class A
53,600 56,327
Digital China Group Co. Ltd.,
Class A
19,440 70,026
Dynamic Electronics Co. Ltd.,
Class A
1,200 16,735
Electric Connector Technology
Co. Ltd., Class A
7,300 54,189
Espressif Systems Shanghai Co.
Ltd., Class A
3,377 63,180
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
139,904 46,855
EverProX Technologies Co. Ltd.,
Class A
5,600 175,547
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
19,500 123,243
Flat Glass Group Co. Ltd., Class
A
23,000 34,338
Founder Technology Group
Corp., Class A *
70,300 133,836
GalaxyCore, Inc., Class A *
25,755 58,118
Geovis Technology Co. Ltd.,
Class A
9,567 46,082
Glarun Technology Co. Ltd.,
Class A
12,100 54,555
Glodon Co. Ltd., Class A
38,600 51,653
GRG Banking Equipment Co.
Ltd., Class A
30,800 44,562
Guangzhou Haige
Communications Group, Inc.
Co., Class A
46,600 70,751
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
10,300 73,514
Guobo Electronics Co. Ltd.,
Class A
4,253 49,226
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
10,500 436,101
Hangzhou EZVIZ Network Co.
Ltd., Class A
4,112 17,927
Hangzhou First Applied Material
Co. Ltd., Class A
24,800 56,406
Hangzhou Lion Microelectronics
Co. Ltd., Class A
14,000 91,129
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
4,380 83,119
Henan Shijia Photons
Technology Co. Ltd., Class A
7,459 175,345
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
20,900 65,952
Hua Hong Grace Semiconductor
Ltd., Class A *
9,539 363,488
Hwatsing Technology Co. Ltd.,
Class A
9,312 361,269
Hytera Communications Corp.
Ltd., Class A *
26,100 33,061
INESA Intelligent Tech, Inc.,
Class A
15,900 44,423
Ingenic Semiconductor Co. Ltd.,
Class A
9,200 191,650
Number
of Shares Value $
Intsig Information Co. Ltd.,
Class A
2,862 42,579
IRICO Display Devices Co. Ltd.,
Class A
35,000 48,659
Jiangsu Etern Co. Ltd., Class A
27,600 165,480
Jiangsu Hoperun Software Co.
Ltd., Class A
18,900 101,755
Jiangsu Jiejie Microelectronics
Co. Ltd., Class A
12,200 54,443
Jiangsu Pacific Quartz Co. Ltd.,
Class A
6,900 52,483
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co.Ltd., Class A *
8,700 21,199
Kingsemi Co. Ltd., Class A
3,790 208,732
Konfoong Materials International
Co. Ltd., Class A
5,000 181,656
Newland Digital Technology Co.
Ltd., Class A
17,840 54,410
Olympic Circuit Technology Co.
Ltd., Class A
10,200 58,681
Orbbec, Inc., Class A *
4,765 71,998
Qi An Xin Technology Group,
Inc., Class A *
7,090 28,325
QuantumCTek Co. Ltd., Class A
1,472 83,802
Raytron Technology Co. Ltd.,
Class A
8,711 239,876
Sangfor Technologies, Inc.,
Class A
5,900 118,076
Shanghai Belling Co. Ltd., Class
A
13,600 47,026
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
3,862 56,911
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
8,931 76,466
Shanghai Huace Navigation
Technology Ltd., Class A
13,420 56,771
Shanghai Longcheer Technology
Co. Ltd.
7,000 38,916
Shanghai Stonehill Technology
Co. Ltd., Class A
134,548 129,377
Shannon Semiconductor
Technology Co. Ltd., Class A
7,700 204,013
Sharetronic Data Technology Co.
Ltd., Class A
7,900 310,088
Shenzhen Everwin Precision
Technology Co. Ltd., Class A
22,900 84,364
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
40,100 214,939
Shenzhen Fortune Trend
Technology Co. Ltd., Class A
3,589 47,011
Shenzhen Goodix Technology
Co. Ltd., Class A
7,000 53,983
Shenzhen H&T Intelligent
Control Co. Ltd., Class A
21,800 62,594
Shenzhen Huaqiang Industry Co.
Ltd., Class A
10,000 36,543

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Shenzhen Intellifusion
Technologies Co. Ltd., Class
A *
6,052 54,194
Shenzhen Kaifa Technology Co.
Ltd., Class A
26,300 147,743
Shenzhen SC New Energy
Technology Corp., Class A
6,500 54,558
Shenzhen Sunlord Electronics
Co. Ltd., Class A
18,700 139,314
Shenzhen Sunway
Communication Co. Ltd.,
Class A
22,700 206,822
Shenzhen Techwinsemi
Technology Co. Ltd., Class A
3,700 240,399
SICC Co. Ltd., Class A *
5,090 81,379
Sigmastar Technology Ltd.,
Class A
4,200 82,210
Skyverse Technology Co. Ltd.,
Class A *
5,770 314,335
Smartsens Technology Shanghai
Co. Ltd., Class A
6,941 102,593
StarPower Semiconductor Ltd.,
Class A
2,760 37,467
State Grid Information &
Communication Co. Ltd.,
Class A
14,900 32,714
SUPCON Technology Co. Ltd.,
Class A
15,250 222,024
Suzhou Centec Communications
Co. Ltd., Class A *
2,946 171,019
Suzhou Maxwell Technologies
Co. Ltd., Class A
3,900 129,419
Suzhou Novosense
Microelectronics Co. Ltd.,
Class A *
2,696 101,753
T&S Communications Co. Ltd.,
Class A
3,700 109,868
Thunder Software Technology
Co. Ltd., Class A
8,800 77,924
Tianma Microelectronics Co.
Ltd., Class A *
35,800 35,969
Tianshui Huatian Technology Co.
Ltd., Class A
62,300 158,110
Trina Solar Co. Ltd., Class A *
33,542 60,262
Tsinghua Tongfang Co. Ltd.,
Class A
57,400 60,064
Ugreen Group Ltd., Class A
3,000 23,082
United Nova Technology Co.
Ltd., Class A *
117,672 153,610
Wangsu Science & Technology
Co. Ltd., Class A
59,300 144,406
Wuhan Dameng Database Co.
Ltd., Class A
1,322 42,569
Wuhan Guide Infrared Co. Ltd.,
Class A *
42,800 82,629
Wuhan Jingce Electronic Group
Co. Ltd., Class A
4,800 154,984
Xiamen Faratronic Co. Ltd.,
Class A
3,400 65,346
Number
of Shares Value $
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class A
2,900 180,681
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
8,300 115,169
Yuanjie Semiconductor
Technology Co. Ltd., Class A
2,346 535,325
Zhejiang Crystal-Optech Co.
Ltd., Class A
32,262 128,266
(Cost $8,784,055)
12,134,324
Materials — 18.7%
Angang Steel Co. Ltd., Class A *
64,500 19,778
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A
13,100 93,441
Baiyin Nonferrous Group Co.
Ltd., Class A *
70,100 71,684
Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A *
45,500 74,635
Beijing Shougang Co. Ltd.,
Class A
39,300 21,995
Bluestar Adisseo Co., Class A
9,400 12,089
Canmax Technologies Co. Ltd.,
Class A *
13,740 131,711
Cathay Biotech, Inc., Class A
8,558 53,680
Chengtun Mining Group Co.
Ltd., Class A
73,300 129,291
Chifeng Jilong Gold Mining
Group Ltd., Class A
39,200 273,132
China Hainan Rubber Industry
Group Co. Ltd., Class A *
40,800 39,414
China Rare Earth Resources And
Technology Co. Ltd., Class A
17,600 162,582
Chongqing Polycomp
International Corp., Class A
26,700 123,203
Dazhong Mining Co. Ltd., Class
A
14,411 60,469
Do-Fluoride New Materials Co.
Ltd., Class A
28,000 151,999
Grace Fabric Technology Co.
Ltd., Class A
4,200 92,243
Guangdong Hongda Holdings
Group Co. Ltd., Class A
11,400 52,213
Hangzhou Iron & Steel Co.,
Class A
35,110 34,335
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
12,100 49,494
Haohua Chemical Science &
Technology Co. Ltd., Class A
12,200 96,264
Henan Zhongfu Industry Co.
Ltd., Class A
66,600 61,859
Hengyi Petrochemical Co. Ltd.,
Class A
44,897 130,450
Hesteel Co. Ltd., Class A
91,100 28,747
Huafon Chemical Co. Ltd., Class
A
45,800 80,990
Huaibei Mining Holdings Co.
Ltd., Class A
24,600 68,620

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Huaxin Building Materials Group
Co. Ltd., Class A
12,872 44,739
Hubei Dinglong Co. Ltd., Class A
17,900 193,755
Hubei Feilihua Quartz Glass Co.
Ltd., Class A *
9,900 140,730
Hubei Xingfa Chemicals Group
Co. Ltd., Class A
19,920 92,600
Hunan Gold Corp. Ltd., Class A
25,570 103,639
Hunan Valin Steel Co. Ltd.,
Class A
80,920 43,723
Inner Mongolia Berun Chemical
Co. Ltd., Class A
62,200 57,680
Inner Mongolia ERDOS
Resources Co. Ltd., Class A
14,000 28,987
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
79,900 56,968
JCHX Mining Management Co.
Ltd., Class A
9,100 110,692
Jiangsu Nata Opto-electronic
Material Co. Ltd., Class A
16,620 138,215
Jiangsu Yangnong Chemical Co.
Ltd., Class A
5,690 47,132
Jiangsu Yoke Technology Co.
Ltd., Class A
6,696 141,899
Jinan Shengquan Group Share
Holding Co. Ltd., Class A
16,100 97,584
Jinduicheng Molybdenum Co.
Ltd., Class A
22,900 77,104
Kingfa Sci & Tech Co. Ltd., Class
A
50,400 105,403
LB Group Co. Ltd., Class A
39,200 94,584
Levima Advanced Materials
Corp., Class A
10,100 30,248
Luxi Chemical Group Co. Ltd.,
Class A
24,900 48,035
Maanshan Iron & Steel Co. Ltd.,
Class A *
57,400 22,214
MeiHua Holdings Group Co. Ltd.,
Class A
43,000 49,924
Nanjing Iron & Steel Co. Ltd.,
Class A
55,400 38,757
Ningbo Shanshan Co. Ltd., Class
A *
42,500 75,407
North Copper Co. Ltd., Class A
23,000 52,003
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
113,900 52,049
Red Avenue New Materials
Group Co. Ltd., Class A
6,100 57,203
Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
4,551 34,474
Shandong Sinocera Functional
Material Co. Ltd., Class A
19,200 199,967
Shandong Sun Paper Industry
JSC Ltd., Class A
40,000 88,774
Shanghai Putailai New Energy
Technology Group Co. Ltd.
25,000 87,523
Number
of Shares Value $
Shanxi Meijin Energy Co. Ltd.,
Class A *
70,800 41,100
Shanxi Taigang Stainless Steel
Co. Ltd., Class A
54,300 28,531
Shenghe Resources Holding Co.
Ltd., Class A
33,290 115,258
Shenzhen Capchem Technology
Co. Ltd., Class A
12,180 118,932
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
11,873 47,328
Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
75,500 76,981
Sichuan Development Lomon
Co. Ltd., Class A
26,700 34,060
Sichuan Hebang Biotechnology
Co. Ltd., Class A *
153,780 54,479
Sinomine Resource Group Co.
Ltd., Class A
17,020 136,653
Sinopec Shanghai Petrochemical
Co. Ltd., Class A *
57,400 25,034
Skshu Paint Co. Ltd., Class A
8,418 31,388
Sunresin New Materials Co. Ltd.,
Class A
6,350 59,519
Tongkun Group Co. Ltd., Class A
33,500 137,925
Weihai Guangwei Composites
Co. Ltd., Class A
14,700 52,952
Western Superconducting
Technologies Co. Ltd., Class A
10,813 80,411
Xinfengming Group Co. Ltd.,
Class A
19,516 61,091
YongXing Special Materials
Technology Co. Ltd., Class A
9,100 62,592
Yunnan Chihong Zinc &
Germanium Co. Ltd., Class A
78,500 122,338
Yunnan Copper Co. Ltd., Class A
33,600 86,874
Yunnan Energy New Material
Group Co. Ltd., Class A *
13,800 109,485
Yunnan Tin Co. Ltd., Class A
23,430 126,214
Zhejiang Hailiang Co. Ltd., Class
A
32,200 93,415
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A
16,800 50,589
Zhejiang Longsheng Group Co.
Ltd., Class A
61,200 116,056
Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
7,260 63,466
Zhejiang Zhenshi New Materials
Co. Ltd., Class A
4,700 10,963
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A
4,253 25,120
(Cost $4,636,136)
6,495,084
Real Estate — 0.7%
Greenland Holdings Corp. Ltd.,
Class A *
100,500 19,746
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
29,200 36,771
Quzhou Xin'an Development Co.
Ltd., Class A *
99,500 43,247

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
Number
of Shares Value $
Seazen Holdings Co. Ltd., Class
A *
21,100 35,773
Shanghai Lingang Holdings
Corp. Ltd., Class A
22,300 28,214
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
27,300 37,182
Youngor Fashion Co. Ltd., Class
A
51,400 61,360
Zhongtian Financial Group Co.
Ltd., Class A * (a)
139,200 0
(Cost $318,577)
262,293
Utilities — 2.5%
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
111,290 46,051
Beijing Jingneng Power Co. Ltd.,
Class A
50,700 41,280
CECEP Solar Energy Co. Ltd.,
Class A
66,900 42,621
CECEP Wind-Power Corp., Class
A
98,150 48,942
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
25,000 47,520
Datang International Power
Generation Co. Ltd., Class A
87,900 76,541
Fujian Funeng Co. Ltd., Class A
25,300 41,462
Green Development Electricity
Group of Tianjin Co. Ltd.,
Class A
19,600 21,764
Guangdong Electric Power
Development Co. Ltd., Class A
20,700 15,899
Number
of Shares Value $
Hubei Energy Group Co. Ltd.,
Class A
49,800 32,987
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp. Ltd., Class A
79,000 54,209
Jiangsu Guoxin Corp. Ltd., Class
A
18,000 19,050
Shaanxi Energy Investment Co.
Ltd., Class A
17,000 24,217
Shanghai Electric Power Co.
Ltd., Class A
33,300 65,974
Shenergy Co. Ltd., Class A
45,100 57,733
Shenzhen Energy Group Co.
Ltd., Class A
32,260 30,540
Shenzhen Gas Corp. Ltd., Class
A
15,700 15,026
Sichuan New Energy Power Co.
Ltd., Class A
31,000 57,956
Wintime Energy Group Co. Ltd.,
Class A *
518,700 121,217
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
17,500 17,713
(Cost $761,638)
878,702
TOTAL COMMON STOCKS
(Cost $27,808,910)
34,567,167
TOTAL INVESTMENTS — 99.5%
(Cost $27,808,910)
34,567,167
Other assets and liabilities,
net — 0.5%
168,100
NET ASSETS — 100.0%
34,735,267
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 34,567,167 $ — $ 0 $ 34,567,167
TOTAL
$ 34,567,167 $ — $ 0 $ 34,567,167
(a)
See Schedule of Investments for additional detailed categorizations.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2026 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHS-PH1